Mine standby costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Mine Standby Costs

	December 31, 2021	December 31, 2020

Stratoni	$7,168	$—
Skouries	5,785	8,890
Lamaque	—	3,086
Other mine standby costs	2,480	1,689
	$15,433	$13,665